CARE AND MAINTENANCE EXPENSES	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
CARE AND MAINTENANCE EXPENSES
8. CARE AND MAINTENANCE EXPENSES

Care and maintenance include expenses incurred on the Company’s Cosmo Mine in the Northern Territory in Australia since June 30, 2017, the Holloway mine which was transitioned to care and maintenance at the beginning of 2017 and the Hislop mine, both in Canada. Care and maintenance for the years ended December 31, 2018 and 2017 is as follows:

	Year ended December 31, 2018	Year ended December 31, 2017
Cosmo mine	$249	$9,587
Holloway mine	2,792	2,192
Hislop mine	40	98
Care and maintenance	$3,081	$11,877